UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09140
                                                    -------------

                           Virtus Institutional Trust
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
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               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           ----------------

                      Date of fiscal year end: December 31
                                              ----------------

                    Date of reporting period: March 31, 2010
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

                                                   Virtus Institutional Bond Fund
                                                      SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                            PAR VALUE     VALUE                                                PAR VALUE     VALUE
                                           ----------  ----------                                             ----------  ----------

U.S. GOVERNMENT SECURITIES--4.1%                                   SOUTH DAKOTA--0.3%
                                                                   Educational Enhancement Funding Corp.
U.S. Treasury Bond                                                   Taxable Series 02-A, 6.720%, 6/1/25      $      150  $   132
  4.500%, 8/15/39                          $    1,145  $ 1,106
  4.375%, 11/15/39                                620      586     VIRGINIA--0.2%
                                                       ----------  Tobacco Settlement Financing Corp.
                                                         1,692       Taxable Series 07-A1, 6.706%, 6/1/46            125       91
                                                       ----------  -----------------------------------------------------------------
U.S. Treasury Note 5.125%, 5/15/16                 40       45     TOTAL MUNICIPAL BONDS
-----------------------------------------------------------------  (IDENTIFIED COST $2,800)                                 2,491
TOTAL U.S. GOVERNMENT SECURITIES                                   -----------------------------------------------------------------
(IDENTIFIED COST $1,855)                                 1,737     MORTGAGE-BACKED SECURITIES--42.0%
-----------------------------------------------------------------
MUNICIPAL BONDS--5.9%                                              AGENCY--31.5%
                                                                   FHLMC
CALIFORNIA--0.2%                                                     5.500%, 8/1/18                                  165      179
San Diego County Water Authority, Build                              4.500%, 10/1/18                                 286      302
  America Series B 6.138%, 5/1/49                  90       92     FNMA
                                                                     4.500%, 9/1/18                                  283      294
CONNECTICUT--1.5%                                                    5.000%, 11/1/20                                 280      298
Mashantucket Western Pequot Tribe Taxable                            5.500%, 6/1/21                                  156      168
  Series A, (NATL-RE Insured) 6.910%,                                6.000%, 5/1/29                                   90       98
    9/1/12                                        355      265       7.000%, 11/1/30                                  22       24
  Series A 144A (FSA Insured) 6.570%,                                6.000%, 11/1/31                                  66       71
    9/1/13(2)                                     480      352       6.000%, 12/1/32                                  51       55
                                                       ----------    5.500%, 4/1/33                                  210      222
                                                           617       5.500%, 4/1/33                                  306      324
                                                       ----------    5.000%, 7/1/33                                  173      179
                                                                     6.500%, 8/1/33                                  348      384
FLORIDA--0.4%                                                        5.500%, 4/1/34                                  262      277
Miami-Dade County Educational Facilities                             5.000%, 7/1/35                                  273      283
  Authority Taxable Series C, 5.460%,                                5.500%, 12/1/35                                 368      388
  4/1/15                                          165      167       6.500%, 8/1/36                                  241      261
                                                                     5.500%, 4/1/37                                  264      278
MICHIGAN--1.3%                                                       5.500%, 4/1/37                                  153      161
City of Detroit Taxable (FSA Insured)                                6.000%, 7/1/37                                  613      652
  4.970%, 5/1/13                                  200      173       6.000%, 9/1/37                                   70       75
City of Flat Rock Finance Authority                                  6.500%, 9/1/37                                   61       66
  Taxable Series A, 6.750%, 10/1/16               145      153       6.000%, 10/1/37                                 233      248
Tobacco Settlement Finance Authority                                 6.000%, 2/1/38                                  293      312
  Taxable Series 06-A, 7.309%, 6/1/34             265      213       6.000%, 2/1/38                                  267      284
                                                       ----------    6.000%, 2/1/38                                  212      226
                                                           539       5.000%, 3/1/38                                  358      370
                                                       ----------    5.500%, 3/1/38                                  261      276
                                                                     5.500%, 3/1/38                                   67       71
NEW JERSEY--0.5%                                                     5.000%, 4/1/38                                  736      761
New Jersey Transportation Trust Fund
  Authority, Build America Series B
  6.561%, 12/15/40                                225      235

NEW YORK--0.5%
New York State Urban Development Corp.
  Build America Bonds Taxable 5.770%,
  3/15/39                                         200      198

PENNSYLVANIA--1.0%
City of Pittsburgh Pension Obligation
  Taxable Series B, (NATL-RE, FGIC
  Insured) 6.350%, 3/1/13                         400      420

                      See Notes to Schedule of Investments

                                                   Virtus Institutional Bond Fund
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                            PAR VALUE     VALUE                                                PAR VALUE     VALUE
                                           ----------  ----------                                             ----------  ----------

AGENCY--(CONTINUED)                                                NON-AGENCY--(CONTINUED)
  5.500%, 6/1/38                           $      651  $   686       07-C30, A5 5.342%, 12/15/43              $      565  $   490
  6.000%, 8/1/38                                  349      371       07-C33, A4 6.100%, 2/15/51(3)                   420      391
  5.000%, 1/1/39                                  343      354     Wachovia Mortgage Loan Trust LLC 06-A, B1
  5.000%, 9/1/39                                  718      741       5.214%, 5/20/36 (3)                             351       21
  5.000%, 9/15/39                               1,107    1,144     Washington Mutual Mortgage Pass-Through-
  5.500%, 9/15/39                                 440      464       Certificates, Inc. 05-AR3, A2 2.728%,
  TBA 4.500%, 4/15/40(5)                        1,685    1,689       3/25/35 (3)                                     447      404
GNMA                                                               Wells Fargo Mortgage Backed Securities
  7.000%, 8/15/29                                  35       40       Trust
  6.500%, 12/15/31                                 14       15       04-BB, A1 2.903%, 1/25/35(3)                     62       60
  6.500%, 12/15/31                                164      180       05-AR4, 2A2 2.972%, 4/25/35(3)                  177      164
  6.500%, 1/15/32                                   5        6                                                            ----------
  6.500%, 3/15/32                                  30       33                                                              4,453
                                                       ----------  -----------------------------------------------------------------
                                                        13,310     TOTAL MORTGAGE-BACKED SECURITIES
                                                       ----------  (IDENTIFIED COST $17,372)                               17,763
                                                                   -----------------------------------------------------------------
NON-AGENCY--10.5%
Bear Stearns Adjustable Rate Mortgage                              ASSET-BACKED SECURITIES--3.6%
  Trust 05-12, 13A1 5.287%, 2/25/36 (3)           126      104
Citigroup Mortgage Loan Trust, Inc. 05-5,                          Bombardier Capital Mortgage
  2A3 5.000%, 8/25/35                             127      121       Securitization Corp. 99-A, A3 5.980%,
Credit Suisse First Boston Mortgage                                  1/15/18                                         306      264
  Securities Corp. 05-C5, A1 5.046%,                               Conseco Finance Securitizations Corp.
  8/15/38                                          29       29       01-3, A4 6.910%, 5/1/33 (3)                     427      416
GE Capital Commercial Mortgage Corp.                               Daimler Chrysler Auto Trust 06-A, B
  03-C1, C 4.975%, 1/10/38                        390      388       5.140%, 9/8/12 (3)                              380      382
GMAC Commercial Mortgage Securities, Inc.                          FMAC Loan Receivables Trust 98-CA, A2
  04-C2, A3 5.134%, 8/10/38                       170      174       144A 6.660%, 9/15/20 (2)                         14       13
JPMorgan Chase Commercial Mortgage                                 GMAC Mortgage Corp. Loan Trust 06-HE3, A2
  Securities Corp. 07-LD12, A4 5.882%,                               5.755%, 10/25/36 (3)                            209      117
  2/15/51 (3)                                     420      411     Irwin Home Equity Corp. 06-1, 2A2 144A
Lehman Brothers - UBS Commercial Mortgage                            5.390%, 9/25/35 (2)                             177      134
  Trust 04-C7, A6 4.786%, 10/15/29                325      327     Saxon Asset Securities Trust 05-3, A2C
Lehman Brothers Commercial Conduit                                   0.526%, 11/25/35 (3)                             13       13
  Mortgage Trust 07-C3, A4 6.150%,                                 UCFC Manufactured Housing 97-3, A4
  7/15/44 (3)                                     271      262       6.975%, 1/15/29                                 175      164
Merrill Lynch Mortgage Investors, Inc.                             -----------------------------------------------------------------
  06-3, 2A1 6.074%, 10/25/36 (3)                  156      137     TOTAL ASSET-BACKED SECURITIES
Morgan Stanley Capital I 07-IQ14, A4                               (IDENTIFIED COST $1,694)                                 1,503
  5.692%, 4/15/49 (3)                             425      390     -----------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust                                 CORPORATE BONDS--39.6%
  05-5AR, 4A1 5.484%, 9/25/35 (3)                 138      101
SBA Commercial Mortgage-Backed Securities                          CONSUMER DISCRETIONARY--3.3%
  Trust 06-1A, B 144A 5.451%, 11/15/36                             Ameristar Casinos, Inc. 9.250%, 6/1/14             75       79
  (2)                                             215      222     Comcast Corp. 5.875%, 2/15/18                      75       80
Wachovia Bank Commercial Mortgage Trust                            Daimler Finance North America LLC 6.500%,
  04-C12, A4 5.414%, 7/15/41(3)                   250      257       11/15/13                                        155      172
                                                                   DIRECTV Holdings LLC/DIRECTV Financing
                                                                     Co., Inc. 6.375%, 6/15/15                        85       88

                      See Notes to Schedule of Investments

                                                   Virtus Institutional Bond Fund
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                            PAR VALUE     VALUE                                                PAR VALUE     VALUE
                                           ----------  ----------                                             ----------  ----------

CONSUMER DISCRETIONARY--(CONTINUED)                                FINANCIALS--(CONTINUED)
DuPont Fabros Technology LP 144A 8.500%,                           Assurant, Inc. 5.625%, 2/15/14             $      100  $   104
  12/15/17 (2)                             $      110  $   114     Banco Santander Chile 144A 5.375%,
Echostar DBS Corp. 6.625%, 10/1/14                100      101       12/9/14 (2)                                     190      200
Hasbro, Inc. 6.300%, 9/15/17                      100      107     Bank of America Corp. 5.750%, 12/1/17             200      205
Landry's Restaurants, Inc. 144A 11.625%,                           Barclays Bank plc 144A 6.050%, 12/4/17
  12/1/15 (2)                                      50       54       (2)                                              60       62
Royal Caribbean Cruises Ltd. 7.250%,                               Berkley (W.R.) Corp. 5.875%, 2/15/13               85       90
  6/15/16                                         230      228     BlackRock, Inc. Series 2, 5.000%,
Seneca Gaming Corp. Series B 7.250%,                                 12/10/19                                         60       60
  5/1/12                                          225      224     Blackstone Holdings Finance Co. LLC 144A
Time Warner Cable, Inc. 6.750%, 7/1/18             50       56       6.625%, 8/15/19 (2)                             125      126
Toys R US Property Co., LLC 144A 8.500%,                           Capital One Financial Corp. 5.250%,
  12/1/17 (2)                                      75       78       2/21/17                                          95       97
                                                       ----------  Citigroup, Inc.
                                                         1,381       5.000%, 9/15/14                                 105      105
                                                       ----------    4.875%, 5/7/15                                  115      113
                                                                     5.500%, 2/15/17                                 150      148
CONSUMER STAPLES--1.0%                                             CME Group, Inc. 5.400%, 8/1/13                     85       93
Coca-Cola HBC Finance BV 5.500%, 9/17/15           75       81     CNA Financial Corp. 5.850%, 12/15/14               85       86
Reynolds American, Inc. 6.750%, 6/15/17           155      166     Countrywide Financial Corp. 6.250%,
SUPERVALU, Inc. 7.500%, 11/15/14                  115      117       5/15/16                                         100      103
Tyson Foods, Inc. 7.850%, 4/1/16                   60       65     Credit Suisse USA, Inc. 5.850%, 8/16/16           100      108
                                                       ----------  Export-Import Bank of Korea 5.500%,
                                                           429       10/17/12                                        220      235
                                                       ----------  Fifth Third Bancorp 4.500%, 6/1/18                110      101
                                                                   Genworth Financial, Inc. 6.515%, 5/22/18           95       94
ENERGY--5.2%                                                       Goldman Sachs Group, Inc. (The) 6.150%,
Energy Transfer Partners LP 5.950%,                                  4/1/18(6)                                       285      302
  2/1/15                                          100      109     Health Care REIT, Inc. 5.875%, 5/15/15            110      115
Gazprom OAO (Gaz Capital SA) 144A 6.212%,                          HRPT Properties Trust 5.750%, 2/15/14             210      211
  11/22/16 (2)                                    215      222     HSB Capital I Series B, 1.161%, 7/15/27
Kinder Morgan Energy Partners LP 6.000%,                             (3)(6)                                          365      218
  2/1/17                                          105      113     Hyundai Capital Services, Inc. 144A
Knight, Inc. 6.500%, 9/1/12                       212      224       6.000%, 5/5/15 (2)                              100      105
Newfield Exploration Co. 6.625%, 9/1/14           185      191     ICICI Bank Ltd. RegS 5.750%, 11/16/10(4)          170      172
Noble Energy, Inc. 8.250%, 3/1/19                 105      127     International Lease Finance Corp. 4.750%,
Peabody Energy Corp. 7.375%, 11/1/16               80       85       1/13/12                                          70       68
Petro-Canada 6.050%, 5/15/18                       65       70     Jefferson-Pilot Corp. 4.750%, 1/30/14              85       87
Petropower I Funding Trust 144A 7.360%,                            JPMorgan Chase & Co. 5.250%, 5/1/15(6)            205      216
  2/15/14 (2)                                     293      289     KeyBank NA 5.700%, 8/15/12                        115      121
Pioneer Natural Resources Co. 7.500%,                              Korea Development Bank 5.750%, 9/10/13             70       76
  1/15/20                                          85       88     Morgan Stanley 5.375%, 10/15/15(6)                300      312
Ras Laffan Liquefied Natural Gas Co.,                              Nationwide Health Properties, Inc.
  Ltd. II RegS 5.298%, 9/30/20 (4)(6)             250      256       6.250%, 2/1/13(6)                               215      229
Smith International, Inc. 9.750%, 3/15/19          75      101     Northern Trust Corp. 5.500%, 8/15/13               95      105
Swift Energy Co. 7.125%, 6/1/17                   215      205     OJSC AK Transneft (TransCapitalInvest
Tesoro Corp. 6.500%, 6/1/17                       130      120       Ltd.) 144A 5.670%, 3/5/14 (2)                   265      278
                                                       ----------  PNC Bank NA 4.875%, 9/21/17(6)                    230      229
                                                         2,200     Principal Financial Group, Inc. 7.875%,
                                                       ----------    5/15/14                                          80       91
                                                                   ProLogis
FINANCIALS--16.6%
AFLAC, Inc. 8.500%, 5/15/19                        80       96
American Express Credit Corp. 5.875%,
  5/2/13                                          100      108

                      See Notes to Schedule of Investments

                                                   Virtus Institutional Bond Fund
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                            PAR VALUE     VALUE                                                PAR VALUE     VALUE
                                           ----------  ----------                                             ----------  ----------

FINANCIALS--(CONTINUED)                                            INFORMATION TECHNOLOGY--(CONTINUED)
  6.625%, 5/15/18                          $       90  $    89     Seagate Technology HDD Holdings, Inc.
  6.875%, 3/15/20                                  40       40       6.375%, 10/1/11                          $       35  $    36
Prudential Financial, Inc. 4.750%,                                 Xerox Corp. 6.750%, 2/1/17                         60       66
  9/17/15                                         135      139                                                            ----------
Regions Financial Corp. 7.750%, 11/10/14          115      121                                                                559
SLM Corp. 5.375%, 5/15/14                         110      104                                                            ----------
SunTrust Banks, Inc. 6.000%, 9/11/17               95       96
Tanger Factory Outlet Centers 6.150%,                              MATERIALS--3.1%
  11/15/15                                        170      177     Agrium, Inc. 6.750%, 1/15/19                       85       94
TNK-BP Finance SA RegS 6.125%, 3/20/12                             Allegheny Technologies, Inc. 9.375%,
  (4)                                             170      180       6/1/19                                           75       87
UDR, Inc. 5.250%, 1/15/15                          60       60     ArcelorMittal 6.125%, 6/1/18                      155      163
UFJ Finance AEC 6.750%, 7/15/13                   120      135     Ashland, Inc. 144A 9.125%, 6/1/17 (2)             105      118
Wachovia Bank NA 5.000%, 8/15/15(6)               250      259     Ball Corp. 7.125%, 9/1/16                          85       91
Westfield Capital Corp. Ltd./Westfield                             Catalyst Paper Corp. 7.375%, 3/1/14                65       46
  Finance Authority 144A 5.125%, 11/15/14                          Celulosa Arauco 7.250%, 7/29/19                    60       65
  (2)                                             140      144     Commercial Metals Co. 7.350%, 8/15/18              75       79
XL Capital Ltd. 5.250%, 9/15/14                   100      103     CRH America, Inc. 6.000%, 9/30/16                  85       91
Xstrata Finance Canada Ltd. 144A 5.800%,                           Georgia Gulf Corp. 144A 9.000%, 1/15/17
  11/15/16 (2)                                    105      110       (2)                                              45       47
                                                       ----------  International Paper Co. 9.375%, 5/15/19           100      125
                                                         7,026     Nalco Co. 8.875%, 11/15/13                         70       72
                                                       ----------  Owens-Brockway Glass Container, Inc.
                                                                     7.375%, 5/15/16                                  85       90
HEALTH CARE--0.9%                                                  Rock-Tenn Co. 9.250%, 3/15/16                      75       82
Bio-Rad Laboratories, Inc. 6.125%,                                 Verso Paper Holdings LLC / Verso Paper,
  12/15/14                                         90       91       Inc. Series B, 3.999%, 8/1/14 (3)                70       60
DaVita, Inc. 7.250%, 3/15/15                       65       67                                                            ----------
HCA, Inc. 9.250%, 11/15/16                        220      234                                                              1,310
                                                       ----------                                                         ----------
                                                           392
                                                       ----------  TELECOMMUNICATION SERVICES--2.2%

INDUSTRIALS--3.1%                                                  AT&T, Inc. 5.625%, 6/15/16                        100      110
American Airlines, Inc. 01-1, 6.977%,                              Nextel Communications, Inc. Series D
  5/23/21                                         222      184       7.375%, 8/1/15                                  105      100
CNH America LLC 7.250%, 1/15/16                   165      168     OJSC Vimpel Communications (VIP Finance
Continental Airlines, Inc. 98-1A, 6.648%,                            Ireland Ltd.) 144A 8.375%, 4/30/13 (2)          100      109
  9/15/17                                         436      437     PAETEC Holding Corp. 144A 8.875%, 6/30/17
Delta Air Lines, Inc. 00-A1, 7.379%,                                 (2)                                              75       77
  5/18/10                                          64       64     Qwest Corp.
DI Finance/DynCorp International, Inc.                               7.875%, 9/1/11                                  105      111
  Series B, 9.500%, 2/15/13                        50       51       6.500%, 6/1/17                                  115      120
Noble Group Ltd. 144A 6.750%, 1/29/20 (2)         100      103     Telecom Italia Capital SA 6.999%, 6/4/18          145      157
Owens Corning, Inc. 6.500%, 12/1/16                55       58     Verizon Communications, Inc. 5.500%, 4/1/17       110      117
Salvation Army (The) 5.480%, 9/1/17               185      191     Vodafone Group plc 6.150%, 2/27/37                 35       36
Teekay Corp. 8.500%, 1/15/20                       30       32                                                            ----------
                                                       ----------                                                             937
                                                         1,288                                                            ----------
                                                       ----------
                                                                   UTILITIES--2.9%
INFORMATION TECHNOLOGY--1.3%
Broadridge Financial Solutions, Inc.                               Allegheny Energy Supply Co. LLC 144A
  6.125%, 6/1/17                                  175      174       8.250%, 4/15/12 (2)                              35       39
Crown Castle Holdings GS V LLC/Crown                               Entergy Louisiana LLC 5.400%, 11/1/24              60       60
  Castle GS III Corp. 144A 7.750%, 5/1/17
  (2)                                              90       98
Jabil Circuit, Inc. 8.250%, 3/15/18               170      185

                      See Notes to Schedule of Investments

                                                   Virtus Institutional Bond Fund
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                            PAR VALUE     VALUE
                                           ----------  ----------

UTILITIES--(CONTINUED)                                             GNMA Government National Mortgage Association ("Ginnie Mae")
Great River Energy 144A 5.829%, 7/1/17                             NATL National Public Finance Guarantee Corp.
  (2)                                      $      170  $   188     REIT Real Estate Investment Trust
Intergen NV 144A 9.000%, 6/30/17 (2)              150      155     SBA  Small Business Administration
Israel Electric Corp. Ltd. 144A 7.250%,                            TBA  To be announced.
  1/15/19 (2)                                     200      217
Midwest Generation LLC Series B 8.560%,                            FOOTNOTE LEGEND
  1/2/16                                          175      180
Sempra Energy 6.500%, 6/1/16                       45       50     (1)  Federal Income Tax Information: For tax information at
TransAlta Corp. 4.750%, 1/15/15                    35       36          March 31, 2010, see Note 3 Federal Income Tax
United Energy Distribution Holdings                                     Information in the Notes to Schedules of Investments.
  Property Ltd. 144A 5.450%, 4/15/16                               (2)  Security exempt from registration under Rule 144A of the
  (2)(6)                                          265      273          Securities Act of 1933. These securities may be resold in
                                                       ----------       transactions exempt from registration, normally to
                                                         1,198          qualified institutional buyers. At March 31, 2010, these
-----------------------------------------------------------------       securities amounted to a value of $4,026 or 9.5% of net
TOTAL CORPORATE BONDS                                                   assets.
(IDENTIFIED COST $16,113)                               16,720     (3)  Variable or step coupon security; interest rate shown
-----------------------------------------------------------------       reflects the rate in effect at March 31, 2010.
                                                                   (4)  Regulation S security. Security is offered and sold
CONVERTIBLE BONDS--0.2%                                                 outside of the United States, therefore, it is exempt
                                                                        from registration with the SEC under rules 903 and 904 of
                                            PAR VALUE     VALUE         the Securities Act of 1933.
                                           ----------  ----------  (5)  When-issued security.
MATERIALS--0.2%                                                    (6)  All or a portion of the security is segregrated as
Georgia-Pacific Corp. 144A 7.000%,                                      collateral.
  1/15/15 (2)                                      95       99
-----------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $97)                                       99
-----------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.4%
(IDENTIFIED COST $39,931)                               40,313
-----------------------------------------------------------------

                                             SHARES
                                           ----------
SHORT-TERM INVESTMENTS--6.7%
MONEY MARKET MUTUAL FUNDS--6.7%
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven-day effective yield 0.119%)        2,817,746    2,818
-----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,818)                                 2,818
-----------------------------------------------------------------
TOTAL INVESTMENTS--102.1%
(IDENTIFIED COST $42,749)                               43,131(1)
Other assets and liabilities, net--(2.1)%                 (889)
                                                       ----------
NET ASSETS--100.0%                                     $42,242
                                                       ==========
Abbreviations
FGIC  Financial Guaranty Insurance Company
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA  Federal National Mortgage Association ("Fannie Mae").
FSA   Financial Security Assurance, Inc.

                      See Notes to Schedule of Investments

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation Note 1A in the Notes to Schedule of Investments):

-----------------------------------------------------------------------------
                                                                    LEVEL 2
                                 TOTAL VALUE AT                   SIGNIFICANT
                                    MARCH 31,         LEVEL 1      OBSERVABLE
INVESTMENTS IN SECURITIES:            2010        QUOTED PRICES      INPUTS
-----------------------------------------------------------------------------
Debt Securities:
    U.S. Government Securities   $        1,737   $          --   $     1,737
    Municipal Securities                  2,491              --         2,491
    Mortgage-Backed Securities           17,763              --        17,763
    Asset-Backed Securities               1,503              --         1,503
    Corporate Debt                       16,819              --        16,819
Equity Securities:
    Short-Term Investments                2,818           2,818            --
Total Investments                        43,131           2,818        40,313

There are no Level 3 (significant unobservable inputs) priced securities.

                      See Notes to Schedule of Investments

VIRTUS INSTITUTIONAL TRUST
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Institutional Trust, a Trust consisting of one diversified fund (the "Fund"), in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION
The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

- Level 1 - quoted prices in active markets for identical securities

- Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2--FEDERAL INCOME TAX INFORMATION
($ reported in thousands)
At March 31, 2010, federal tax cost and aggregate gross appreciation (depreciation) of securities held by the Fund were as follows:

                                           Net Unrealized
 Federal    Unrealized      Unrealized      Appreciation
Tax Cost   Appreciation   (Depreciation)   (Depreciation)
--------   ------------   --------------   --------------
 $42,749      $1,773         $(1,391)           $382

NOTE 3--SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that no subsequent events require recognition or disclosure in the financial statements.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Institutional Trust
            ------------------------------------------------------------

By (Signature and Title)*  /S/ George R. Aylward
                         -----------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       May 27, 2010
    --------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ George R. Aylward
                         -----------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       May 27, 2010
    --------------------------------------------------------------------


By (Signature and Title)*  /S/ W. Patrick Bradley
                         -----------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer (principal financial officer)

Date                       May 27, 2010
    --------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.